Property, Plant and Equipment, net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, net
Expected useful lives for property, plant and equipment are reviewed at least annually. Estimated useful lives are as follows:

Estimated useful life in years
Computer equipment	3
Furniture and fixtures	7
Laboratory equipment	3-10
Software	3-5
Leasehold improvements	5 or lease term

Expected useful lives are reviewed at least annually. Estimated useful lives are as follows:

Property, plant and equipment	Estimated useful life in years
Computer equipment	3
Furniture and fixtures	7
Laboratory equipment	3-10
Software	3-5
Leasehold improvements	5 or lease term
The property, plant and equipment, net balances were as follows:

	Successor
	December 31, 2021	December 31, 2020
Computer equipment	$1,380	$739
Furniture and fixtures	783	442
Laboratory equipment	16,856	1,357
Software	—	359
Leasehold improvements	2,205	672
Construction in process	415	—
Less: accumulated depreciation	(2,255)	(307)
Total property, plant and equipment, net	$19,384	$3,262
The table below presents the depreciation expense related to property, plant and equipment for the following periods:

	Successor		Predecessor
	Year Ended December 31, 2021	Period from February 10, 2020 to December 31, 2020	Period from January 1, 2020 to June 21, 2020
Depreciation expense	$1,944	$307	$59